Goodwill and intangible assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of intangible assets

Changes in the carrying amount of intangible assets were as follows:

		March 31, 2021				December 31, 2020
	Useful Lives (in years)	Gross amount	Accum. amort	Net amount	Gross amount	Accum. amort	Net amount
Trademarks	indefinite	$50,000	$—	$50,000	$50,000	$—	$50,000
Customer relationships	4	75,000	(71,875)	3,125	75,000	(67,187)	7,813
Purchased technology	5	45,423	(35,314)	10,109	45,423	(33,149)	12,274
Development costs	3	9,486	(8,884)	602	9,486	(8,434)	1,052
Software	4	2,406	(2,308)	98	2,406	(2,181)	225

Total		$182,315	$(118,381)	$63,934	$182,315	$(110,951)	$71,364

The components of our other intangible assets were as follows (in thousands):

		December 31, 2020			December 31, 2019
	Useful Lives	Gross Amount	Accum. Amort	Net Amount	Gross Amount	Accum. Amort	Net Amount
Trademarks	indefinite	$50,000	$—	$50,000	$50,000	$—	$50,000
Customer relationships	4 years	75,000	(67,187)	7,813	75,000	(48,437)	26,563
Purchased technology	5 years	45,423	(33,149)	12,274	45,423	(24,487)	20,936
Development costs	3 years	9,486	(8,434)	1,052	9,486	(5,096)	4,390
Software	4 years	2,406	(2,181)	225	2,400	(1,592)	808

Total		$182,315	$(110,951)	$71,364	$182,309	$(79,612)	$102,697

Summary of estimated amortization expense	Estimated amortization expense for the years ending December 31, 2021 through 2025 is as follows (in thousands):

Year	Expense
2021	$17,735
2022	3,629
2023	0
2024	0
2025	0

Summary of amortization expense

The following reflects amortization expense related to intangible assets included with depreciation and amortization:

	Three months ended March 31,
	2021	2020
Amortization expense	$7.4 million	$7.9 million